Document and Entity Information	Nov. 08, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001464963
Document Type	8-K
Document Period End Date	Nov. 08, 2022
Entity Registrant Name	FIRST EAGLE ALTERNATIVE CAPITAL BDC, INC.
Entity Incorporation State Country Code	DE
Entity File Number	814-00789
Entity Tax Identification Number	27-0344947
Entity Address, Address Line One	500 Boylston St.
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(800)
Local Phone Number	450-4424
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	FCRD
Security Exchange Name	NASDAQ
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.0% Senior Notes due 2026
Trading Symbol	FCRX
Security Exchange Name	NYSE